Consolidated Balance Sheets (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash and equivalents	$ 1,929.3	$ 2,755.3
Trade receivables, net	6,155.7	5,170.6
Inventories	7,334.2	6,355.9
Prepaid expenses and other	896.7	637.1
Total current assets	16,315.9	14,918.9
Property and equipment, at cost:
Land, buildings and improvements	1,105.1	1,121.5
Machinery and equipment	2,055.1	1,868.8
Furniture and fixtures	114.0	103.4
Total property and equipment, at cost	3,274.2	3,093.7
Accumulated depreciation and amortization	(1,762.0)	(1,624.9)
Property and equipment, net	1,512.2	1,468.8
Other assets:
Investment in CareFusion	0	691.5
Goodwill and other intangibles, net	4,259.0	2,253.2
Other	758.8	657.8
Total assets	22,845.9	19,990.2
Current liabilities:
Accounts payable	11,331.5	9,494.9
Current portion of long-term obligations and other short-term borrowings	326.7	233.2
Other accrued liabilities	1,711.3	1,809.5
Total current liabilities	13,369.5	11,537.6
Long-term obligations, less current portion	2,175.3	1,896.1
Deferred income taxes and other liabilities	1,452.5	1,280.4
Shareholders' equity:
Preferred Shares, without par value: Authorized-0.5 million shares, Issued-none	0	0
Common Shares, without par value: Authorized-755.0 million shares, Issued-363.6 million shares at June 30, 2011 and 2010, respectively	2,898.2	2,889.9
Retained earnings	3,331.4	2,647.2
Common Shares in treasury, at cost: 12.5 million shares and 7.2 million shares at June 30, 2011 and 2010, respectively	(457.7)	(331.0)
Accumulated other comprehensive income	76.7	70.0
Total shareholders' equity	5,848.6	5,276.1
Total liabilities and shareholders' equity	$ 22,845.9	$ 19,990.2